Details of treasury and other financial risks - Contractual cash obligations (Detail) - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	€ 7,430
Gross lease liabilities		1,325	[1],[3]	€ 1,533
Short-term debt	[1],[3]	76
Derivative liabilities	[1],[3]	161
Purchase obligations	[1],[3],[4]	539
Trade and other current payables		2,119	[1],[3]	2,089
Contractual cash obligations	[1],[3]	11,650
Not later than one year [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	1,015
Gross lease liabilities		290	[1],[3]	292
Short-term debt	[1],[3]	76
Derivative liabilities	[1],[3]	75
Purchase obligations	[1],[3],[4]	273
Trade and other current payables	[1],[3]	2,119
Contractual cash obligations	[1],[3]	3,848
Later than one year and not later than three years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	876
Gross lease liabilities	[1],[3]	412
Derivative liabilities	[1],[3]	86
Purchase obligations	[1],[3],[4]	223
Contractual cash obligations	[1],[3]	1,597
Later than three years and not later than five years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	1,365
Gross lease liabilities	[1],[3]	239
Purchase obligations	[1],[3],[4]	43
Contractual cash obligations	[1],[3]	1,647
Later than five years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	4,174
Gross lease liabilities		384	[1],[3]	€ 543
Contractual cash obligations	[1],[3]	€ 4,558

[1]	Amounts in this table are undiscounted
[2]	Long-term debt includes interest and the current portion of long-term debt and excludes lease obligations.
[3]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.
[4]	Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.